Equity Awards (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Restricted Stock And Restricted Stock Units Activity

Restricted Stock and Restricted Stock Units

The table below sets forth the restricted stock and restricted stock units activity for each of the three years in the period ended December 31, 2019:

		Weighted-
	Number of	average
	shares or units	grant price
Balance, December 31, 2016	727,100	$97.53
Grants	75,140	82.18
Vested shares	(84,908)	66.60
Forfeitures	(1,204)	62.28
Balance, December 31, 2017	716,128	99.65
Grants	159,005	93.30
Awards assumed through acquisition of CEC	136,324	118.29
Vested shares	(236,164)	76.78
Forfeitures	(37,343)	83.69
Balance, December 31, 2018	737,950	114.43
Grants	158,748	128.87
Vested shares	(393,588)	141.75
Forfeitures	(34,160)	79.02
Balance, December 31, 2019	468,950	$98.98

Schedule of Stock Option Activity and Other Stock Option Information

Stock Options

The table below sets forth the stock option activity and other stock option information for each of the three years in the period ended December 31, 2019:

			Weighted-
			average
		Weighted-	remaining	Aggregate
	Number of	average	contractual	intrinsic value(1)
	shares	exercise price	life (years)	(in thousands)
Balance, December 31, 2016	100,000	$51.95	4.1	$2,868
Grants	—	—
Exercises	—	—
Forfeitures	—	—
Balance, December 31, 2017	100,000	51.95	3.1	3,763
Grants	—	—
Awards assumed through acquisition of CEC	319,846	66.98
Exercises	(162,831)	58.11
Forfeitures	(769)	51.96
Balance, December 31, 2018	256,246	66.80	7.0	11,947
Grants	—	—
Exercises	(208,114)	67.61
Forfeitures/Expirations	(2,036)	58.38
Balance, December 31, 2019	46,096	$63.49	5.2	$4,398
Exercisable, December 31, 2019	24,246	$60.27	4.0	$2,391
(1)	The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between the Company’s closing stock price on the respective trading day and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holder had all options been exercised on the respective trading day. The amount of intrinsic value will change based on the fair market value of the Company’s common stock.

Schedule of Stock-based Compensation Expense

The following table reflects the amount of stock-based compensation expense recorded in each of the expense line items for the years ended December 31, 2017, 2018, and 2019 (in thousands):

	2017	2018	2019
Instructional and support costs	$1,943	$2,588	$3,823
General and administration	9,684	10,702	7,970
Merger and integration costs	—	2,242	367
Stock-based compensation expense included in operating expense	11,627	15,532	12,160
Tax benefit	4,593	3,922	3,126
Stock-based compensation expense, net of tax	$7,034	$11,610	$9,034